Subsequent Events - Additional Information (Details) SFr in Thousands	12 Months Ended
Dec. 31, 2023 CHF (SFr)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from the shares issued to PIPE investors	SFr 67,054